Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Total property and equipment	$ 2,002,157		$ 2,002,157		$ 1,454,865	$ 1,297,865
Less: accumulated depreciation	(1,290,976)		(1,290,976)		(1,158,940)	(944,445)
Net property and equipment	711,181		711,181		295,925	353,420
Depreciation	85,000	$ 132,000	60,000	$ 125,000	214,000	346,000
Computer equipment
Property and Equipment
Total property and equipment	217,866		217,866		216,486	208,593
Data center equipment
Property and Equipment
Total property and equipment	954,542		954,542		444,906	405,057
Purchased software
Property and Equipment
Total property and equipment	675,623		675,623		651,016	570,860
Furniture and fixtures
Property and Equipment
Total property and equipment	89,773		89,773		84,433	59,890
Leasehold improvements
Property and Equipment
Total property and equipment	$ 64,353		$ 64,353		$ 58,024	$ 53,465